RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Party [Line Items]
Description of transactions with related party	The Company has management bonus agreements whereby 10% of the annual income before taxes, amortization and share-based expense is equally distributed to management.
Amounts payable, related party transactions	$ 537,644	$ 19,500
Directors' fees [Member]
Related Party [Line Items]
Amounts payable, related party transactions	40,750	19,500
Reimbursement of expenses to a director [Member]
Related Party [Line Items]
Amounts payable, related party transactions	$ 496,894	$ 70,035